Investments in Affiliates (Details) - USD ($) $ in Thousands	2 Months Ended		10 Months Ended	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Oct. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Payments to acquire common stock				$ 0	$ 22,846	$ 2,233
Equity in net earnings of affiliated companies				(202,779)	61,484	57,751
Investments in affiliates				160,071	381,746	344,453
Dividends received				0	$ 18,244	14,595
Equity/ (loss) in net earnings of affiliated companies				$ 228,026
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common Units issued in public offering	4,600,000	6,325,000
Proceeds From Issuance Of Common Limited Partners Units	$ 60,214
Proceeds from private placement of units to Navios Holdings	$ 14,967
Navios Partners | Private placement | Common units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	1,120,547
Navios Partners | Private placement | General partner units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	22,868
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings				2.00%
Payments to acquire common stock		$ 2,233
Gain / (Loss) from the sale of shares by the equity method		$ 11,230
General Partner units held by Navios Holdings				1,700,493
Common units held by Navios Holdings				15,344,310
Difference between carrying amount of investment and underlying equity in net assets of equity method investee				$ 29,529	$ 32,300
Equity in net earnings of affiliated companies				5,979	15,462	36,959
Investments in affiliates				24,033	115,432
Dividends received				$ 0	27,993	30,043
Ownership percentage of Navios Holdings				20.00%
Market value of the investment				$ 24,033
Equity/ (loss) in net earnings of affiliated companies				83,596
Acropolis
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates				105	175
Dividends received				$ 85	454	271
Ownership percentage of Navios Holdings				35.00%
Ownership Interest				50.00%
Profit Sharing Arrangement				Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Number of shares issued-common stock		14,950,000
Gain / (Loss) from the sale of shares by the equity method				$ 0		4,675
Difference between carrying amount of investment and underlying equity in net assets of equity method investee				(2,588)	1,480
Equity in net earnings of affiliated companies				29,801	43,299	19,513
Investments in affiliates				124,062	253,286
Dividends received				$ 14,595	$ 18,244	$ 14,595
Ownership percentage of Navios Holdings				46.10%
Percentage of voting stock of Navios Holdings in Navios Acquisition				43.40%
Shares vested from the outstanding restricted stock			699,994
Market value of the investment				$ 124,062
Equity/ (loss) in net earnings of affiliated companies				$ 144,430